OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
OTHER LIABILITIES
Decommissioning obligation	$ 143.5	$ 59.0
Defined benefit plans	19.0	20.6
Other	45.1	44.7
Total other liabilities	$ 207.6	$ 124.3